Financial Instruments and Financial Risk Management (Tables)	9 Months Ended
Sep. 30, 2020
Warrant Liability
Disclosure of Fair Value Measurement of Assets

Financial assets and liabilities as at September 30, 2020 and December 31, 2019 are presented below.

September 30, 2020	Financial assets at amortized cost	Financial Liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents	21,746	—	—	21,746
Trade and other receivables	254	—	—	254
Restricted cash equivalents	325	—	—	325
Payables and accrued liabilities	—	—	936	936
Lease liabilities	—	—	201	201
	22,325	—	1,137	21,188

December 31, 2019	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents	7,838	—	—	7,838
Trade and other receivables	404	—	—	404
Restricted cash equivalents	364	—	—	364
Payables and accrued liabilities	—	—	2,148	2,148
Lease liabilities	—	—	903	903
Warrant liability	—	2,255	—	2,255
	8,606	2,255	3,051	3,300